Other accounts payable (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other accounts payable [Abstract]
Mining royalties	$ 31,217	$ 27,611	$ 27,188
Interest and penalties	$ 21,200